Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	$ 684	$ 775
Other Comprehensive Income (Loss), Before Tax	811	(82)
Income Tax (Expense) Recovery	(25)	(9)
Ending balance	1,470	684
Pension and Other Post-Retirement Benefits
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	28	(10)
Other Comprehensive Income (Loss), Before Tax	96	47
Income Tax (Expense) Recovery	(25)	(9)
Ending balance	99	28
Private Equity Instruments
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	27	27
Other Comprehensive Income (Loss), Before Tax	2	0
Income Tax (Expense) Recovery	0	0
Ending balance	29	27
Foreign Currency Translation Adjustment
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	629	758
Other Comprehensive Income (Loss), Before Tax	713	(129)
Income Tax (Expense) Recovery	0	0
Ending balance	$ 1,342	$ 629